Loan Payable	12 Months Ended
Feb. 28, 2026
Loan Payable
Loan Payable

Note 15 – Loan Payable

On July 18, 2024, the Company’s wholly owned subsidiary, Finger Motion Company Limited (the “Borrower”), entered into a loan agreement with Dr. Liew Yow Ming (the “Lender”) whereby the Lender agreed to advance a short-term loan facility of SGD$1,500,000 (the “Loan”) to the Borrower for working capital purposes. As of September 4, 2024, the full amount of the Loan has been drawn upon by the Borrower. Each drawdown portion of the Loan is due one (1) year from the date of the drawdown, unless extended by the Lender. If the Lender agrees, the Borrower may prepay the whole or any part of the Loan by providing the Lender not less than three (3) business days prior written notice and subject to payment of interest accrued thereon. Any prepayment of the Loan shall be in an amount of SGD$50,000 or multiples thereof. The Loan shall bear interest at the rate of 1.50% per month, any such interest to accrue from day to day and to be calculated based on a 365-day year, and is payable on a monthly basis on or before the last day of each successive month.

On July 21, 2025, the Company repaid a short-term loan of SGD500,000.

On August 1, 2025, the Company repaid a short-term loan of SGD500,000.

On September 4, 2025 the Company and the Lender entered into an extension of loan agreement of the final tranche of SGD$500,000. The new repayment date is due on March 4, 2026 and the interest rate has been increased to 2% per month.

On December 9, 2025, the Company’s wholly owned subsidiary, Finger Motion Company Limited (the “Borrower”) entered into a loan agreement with Dr. Liew Yow Ming (the “Lender”) for a short-term loan facility of SGD$150,000 for working capital purposes. The loan bears interest at 12% per annum, payable monthly, and matures six (6) months from the drawdown date unless otherwise extended by the Lender.

On December 24, 2025, the Company’s wholly owned subsidiary, Finger Motion Company Limited (the “Borrower”) entered into a separate loan agreement with Dr. Liew Yow Ming (the “Lender”) for a short-term loan facility of SGD$100,000 for working capital purposes. The loan bears interest at 12% per annum, payable monthly, and matures five (5) years from the drawdown date unless otherwise extended by the Lender.